                    U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


               Read instructions at end of Form before preparing Form.
                         Please print or type.

________________________________________________________________________________

1. Name and address of issuer:          BEA Investment Funds, Inc.
                                        c/o BEA Associates
                                        One Citicorp Center
                                        153 East 53rd Street
                                        New York, NY  10022

________________________________________________________________________________

2. Name of each series or class of funds for which this notice is filed:
                                        BEA Institutional Money Market - Class A
                                        BEA Institutional Tax Exempt Money
                                          Market - Class A
                                        BEA Institutional Government Fund
________________________________________________________________________________

3. Investment Company Act File Number:  811 - 5568


   Securities Act File Number:          33 - 22120
________________________________________________________________________________

4. Last day of fiscal year for which this notice is filed:  December 31, 1995

________________________________________________________________________________

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                            [   ]

________________________________________________________________________________

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A, 6):

________________________________________________________________________________

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                        0
________________________________________________________________________________

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                        0
________________________________________________________________________________

9. Number and aggregate sale price of securities sold during the fiscal year:

          Shares                       $
          ---------------       -------------
          1,081,482,428         1,088,555,333
________________________________________________________________________________

________________________________________________________________________________

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          Shares                       $
          ---------------       -------------
          1,081,482,428         1,088,555,333
________________________________________________________________________________

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see
Instruction b.7):

          Shares                       $
          ---------------       -------------
          4,832,836                5,976,828
________________________________________________________________________________

12. Calculation of registration fee:

     (I)   Aggregate sale price of securities sold
           during the fiscal year in reliance on
           rule 24f-2 (from Item 10):                       $     1,088,555,333

     (ii)  Aggregate price of shares issued in
           connection with dividend reinvestment
           plans (from Item 11, if applicable):             +         5,976,828

     (iii) Aggregate price of shares redeemed or
           repurchased during the fiscal year
           (if applicable):                                 -     1,582,992,341

     (iv)  Aggregate price of shares redeemed or
           repurchased and previously applied as
           a reduction to filing fees pursuant
           to rule 24e-2(if applicable):                    +             0

     (v)   Net aggregate price of securities sold
           and issued during the fiscal year in
           reliance on rule 24f-2 [line (I), plus
           line (ii), less line (iii), plus line
           (iv)] if applicable:                             =      (488,460,180)

     (vi)  Multiplier prescribed by Section 6(b)
           of the Securities Act of 1933 or other
           applicable law or regulation
           (see instruction C.6):                           x       .0003482758

     (vii) Fee due [line (I) or line (v) multiplied
           by line (vi)]:                                           N/A


INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), AND (V) ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.
________________________________________________________________________________
13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                   [  ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
________________________________________________________________________________

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* __________________________________________________

                          __________________________________________________

Date_______________

  *Please print the name and title of the signing officer below the signature.